LONG-TERM INVESTMENTS - Schedule of Equity Method Investments (Details) (Parenthetical) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Feb. 22, 2017 CNY (¥)	Mar. 18, 2008
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	$ 8,170	$ 11,844
Retained earnings distributed to settle payables	0	679	$ 0
Beijing Eastern Media Corporation Ltd. ("BEMC ") [Member]
Schedule of Equity Method Investments [Line Items]
Gain (loss) on investment	(57)	197	$ 562
Beijing Eastern Media Corporation Ltd. ("BEMC ") [Member] | Parent Company [Member] | Reportable Legal Entities [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage					51.00%
Beijing Eastern Media Corporation Ltd. ("BEMC ") [Member] | China Eastern Media Corporation [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage					49.00%
Unicom AirNet (Beijing) Network Co., Ltd. ("Unicom AirNet") [Member]
Schedule of Equity Method Investments [Line Items]
Gain (loss) on investment	$ 2,945	$ 2,720
Ownership percentage				39.00%
Equity Method Investments | ¥				¥ 117.9